Preferred Stock (Details) (USD $)	12 Months Ended						9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Additional paid-in capital	Sep. 30, 2011 Additional paid-in capital	Sep. 30, 2010 Additional paid-in capital	Jun. 30, 2013 Redeemable Preferred Stock, Series A-1 [Member]	Sep. 30, 2012 Redeemable Preferred Stock, Series A-1 [Member] item action	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member]	Jun. 30, 2013 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2012 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member] Additional paid-in capital	Sep. 30, 2012 Series A-2 Preferred Stock [Member]	Jun. 30, 2013 Series A-2 Preferred Stock [Member]	Sep. 30, 2011 Series A-2 Preferred Stock [Member]
Preferred stock
Preferred stock, shares authorized (In shares)	10,000,000
Preferred stock, par value (In dollars per share)	$ 0.001
Redeemable preferred stock, shares issued							0	1,015,000	1,015,000
Redeemable preferred stock, shares outstanding							0	1,015,000	1,015,000
Preferred stock, shares issued													805,000	0	805,000
Preferred stock, shares outstanding													805,000	0	805,000
Preferred stock, dividend percentage								6.00%					6.00%
Preferred stock, issue price per share (In dollars per share)								$ 9.94					$ 9.94
Preferred stock, cumulative unpaid dividends								$ 3,026,000	$ 2,421,000
Dividend declared (In dollars per share)													$ 0		$ 0
Preferred stock, liquidation preference (In dollars per share)								$ 9.94					$ 9.94
Preferred stock conversion ratio								2.84					2.84
Fair value preferred stock conversion feature													21,141,000
Number of board of directors that preference share holders entitled to present on board								1
Number of actions about whose success there is no assurance								1
Value of redeemable Series A-1 preferred stock							0	43,135,000	39,762,000
Amount that is multiplied by 2.84 to derive carrying value of redeemable preferred stock								7,000
Amount that is used as multiple to derive carrying value of redeemable preferred stock								2.84
Redeemable Series A-1 preferred accretion	$ 3,373,000	$ 11,486,000	$ (19,802,000)	$ 3,373,000	$ 11,486,000	$ (19,802,000)	$ 3,549,000			$ 3,549,000	$ 3,373,000	$ 11,486,000